Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	Avenue Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001544657
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2012
Avenue Credit Strategies Fund (Prospectus Summary) | Avenue Credit Strategies Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACSAX
Avenue Credit Strategies Fund (Prospectus Summary) | Avenue Credit Strategies Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACSBX